Statutory Reserves (Details Narrative) - CHENGDU AIXIN ZHONGHONG BIOLOGICAL TECHNOLOGY CO., LTD [Member]	Sep. 30, 2017	Dec. 31, 2016
Net income percentage required	10.00%	10.00%
Surplus reserve balance percentage	50.00%	50.00%
Remaining reserve balance percentage	25.00%	25.00%
Minimum [Member]
Net income percentage variations	5.00%	5.00%
Maximum [Member]
Net income percentage variations	10.00%	10.00%